Share Capital (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Schedule of Effect of Share-Based Compensation on Statements of Operations
1.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2018	2017	2018	2017
Research and development expenses	$9,056	$2,513	$3,795	$1,499
General and administrative expenses	12,709	1,518	5,720	659
	$21,765	$4,031	$9,515	$2,158